Note 12 - Stock-Based Compensation (Details) - Stock Option Activity (Parentheticals) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Option Activity (Parentheticals) [Line Items]
Closing stock price	$ 0.97	$ 1.16	$ 1.16	$ 1.62